Right Of Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right Of Use Assets

Cost
Balance at December 31, 2021	8,038
Acquisitions (note 5(a), note 5(b))	140,781
Additions	6,103
Tenant inducement allowances	(46)
Dispositions and remeasurements	12,191
Balance at December 31, 2022	167,067
Acquisition (note 5(c), note 5(d))	4,011
Additions	3,530
Renewals, remeasurements and dispositions	24,424
Balance at December 31, 2023	199,032

Accumulated depreciation and impairment
Balance at December 31, 2021	1,321
Depreciation	25,227
Impairment	6,365
Balance at December 31, 2022	32,913
Depreciation	32,640
Impairment	3,852
Dispositions	(52)
Balance at December 31, 2023	69,353

Net book value
Balance at December 31, 2022	134,154
Balance at December 31, 2023	129,679